UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21760

Name of Fund: Multi-Strategy Hedge Advantage

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Multi-Strategy Hedge Advantage, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments

Multi-Strategy Hedge Advantage
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

      Strategy                         Portfolio Funds                                                          Value
      --------------------------------------------------------------------------------------------------------------------
      Convertible Arbitrage - 6.3%     Aristeia International Ltd.                                        $      1,104,918
                                       Context Convertible Arbitrage Offshore Ltd.                                 881,643
                                       Waterstone Market Neutral Offshore Fund Ltd.                                937,017
                                                                                                          ----------------
                                                                                                                 2,923,578
      --------------------------------------------------------------------------------------------------------------------
      Directional - 26.5%              Bridgewater Pure Alpha Fund Ltd.                                          2,122,226
                                       CRG Partners Ltd.                                                           958,930
                                       Cornerstone International Value (Offshore) Fund Ltd.                      1,016,336
                                       Denali Offshore Partners Ltd.                                             1,412,023
                                       Drawbridge Global Macro Fund Ltd.                                         1,960,303
                                       Graham Global Investment Fund II Ltd.                                     1,497,834
                                       Grinham Diversified Fund Ltd.                                             1,701,034
                                       Grossman Currency Fund Ltd.                                                 505,139
                                       Salem Futures Fund (Offshore) Ltd.                                          359,711
                                       Vega Select Opportunities Fund Ltd.                                         778,762
                                                                                                          ----------------
                                                                                                                12,312,298
      --------------------------------------------------------------------------------------------------------------------
      Equity Neutral - 2.6%            Ventus US$ Double Leverage Fund                                           1,181,778
      --------------------------------------------------------------------------------------------------------------------
      Equity Opportunistic - 36.0%     Altairis Offshore Ltd.                                                    1,266,529
                                       Cantillon Europe Ltd.                                                     1,484,590
                                       GCM Little Arbor Partners (Cayman) Ltd.                                   1,029,897
                                       Glenview Capital Partners Ltd.                                            1,699,880
                                       Hayground Cove Overseas Partners Ltd.                                     1,791,061
                                       Kinetics Fund Inc.                                                          803,243
                                       Martin Currie Absolute Returns Fund Ltd. Daijiro                          1,527,062
                                       Maverick Levered Fund Ltd.                                                  575,628
                                       Neon Liberty Emerging Markets Fund Ltd.                                   1,472,792
                                       North Sound Legacy International Ltd.                                     1,443,955
                                       SR Phoenicia Inc.                                                         1,776,254
                                       Trivium Offshore Fund Ltd.                                                1,852,631
                                                                                                          ----------------
                                                                                                                16,723,522
      --------------------------------------------------------------------------------------------------------------------
      Event Driven - 15.8%             Avenue Europe International Ltd.                                            451,137
                                       Avenue International Ltd.                                                   439,208
                                       The Canyon Value Realization Fund (Cayman) Ltd.                             743,692
                                       GoldenTree Credit Opportunities II Ltd.                                     917,302
                                       Liberty View Credit Opportunities Fund Ltd.                                 747,932
                                       Litespeed Offshore Fund Ltd.                                                794,868
                                       Ore Hill International Fund Ltd.                                            974,254
                                       York European Opportunities Unit Trust                                    1,002,530
                                       York Global Value Unit Trust                                                622,092
                                       York Investments Ltd.                                                       643,982
                                                                                                          ----------------
                                                                                                                 7,336,997
      --------------------------------------------------------------------------------------------------------------------
      Fixed Income - 5.0%              The Drake Absolute Returns Fund Ltd.                                        736,468
                                       The Obsidian (Offshore) Fund                                                609,829
                                       PIMCO Absolute Returns Strategy IV Offshore Fund II Ltd.                    620,978
                                       Smith Breeden Global Funding Ltd.                                           339,672
                                                                                                          ----------------
                                                                                                                 2,306,947
      --------------------------------------------------------------------------------------------------------------------
      Multi-Strategy - 6.5%            HBK Offshore Fund Ltd.                                                    2,998,050
      --------------------------------------------------------------------------------------------------------------------
      Total Investments ** (Cost - $43,250,000*) - 98.7%                                                        45,783,170

      Other Assets Less Liabilities - 1.3%                                                                         579,643
                                                                                                          ----------------
      Net Assets - 100.0%                                                                                 $     46,362,813
                                                                                                          ================

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost.............................................. $ 45,855,383
                                                                   ============
      Gross unrealized appreciation............................... $  1,130,601
      Gross unrealized depreciation............................... $ (1,202,814)
                                                                   ------------
      Net unrealized depreciation................................. $    (72,213)
                                                                   ============

**    Non-income producing securities.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Strategy Hedge Advantage


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Multi-Strategy Hedge Advantage

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Multi-Strategy Hedge Advantage

Date: August 23, 2006


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Financial Officer
    Multi-Strategy Hedge Advantage

Date: August 23, 2006